Consolidated and Combined Statements of Shareholders' Equity/Net Investment - USD ($) $ in Thousands	Common Stock	Capital in Excess of Par Value	Retained Earnings	Net Investment	Accumulated Other Comprehensive Income, net of tax	Total
Beginning balance, shares at Sep. 30, 2014	0
Beginning balance, amount at Sep. 30, 2014		$ 0	$ 0	$ 32,669	$ 53	$ 32,722
Issuance of common stock at spinoff, shares	3,242,524
Issuance of common stock at spinoff, amount	$ 324					$ 324
Exercise of stock options, shares	16,000					16,000
Exercise of stock options, amount	$ 2	201				$ 203
Excess tax benefits from exercise of stock options		425				425
Stock-based compensation		174				$ 174
Shares granted to Directors, shares	14,280					14,280
Shares granted to Directors, amount	$ 1	341				$ 342
Net income			3,339			3,339
Minimum pension liability, net of tax					(6)	(6)
Actuarial (loss) gain, net					4	4
Reclassification of net investment to capital in excess of par value		33,864	(1,520)	(32,669)		(325)
Ending balance, shares at Sep. 30, 2015	3,272,804
Ending balance, amount at Sep. 30, 2015	$ 327	35,005	1,819	0	51	37,202
Excess tax benefits from exercise of stock options		171				171
Stock-based compensation		384				$ 384
Shares granted to Directors, shares	16,549					16,549
Shares granted to Directors, amount	$ 2	359				$ 361
Net income			5,705			5,705
Minimum pension liability, net of tax						0
Actuarial (loss) gain, net					123	123
Ending balance, shares at Sep. 30, 2016	3,289,353
Ending balance, amount at Sep. 30, 2016	$ 329	35,919	7,524	0	174	43,946
Stock-based compensation		440				$ 440
Shares granted to Directors, shares	14,449					14,449
Shares granted to Directors, amount	$ 1	367				$ 368
Net income			1,829			1,829
Minimum pension liability, net of tax						0
Actuarial (loss) gain, net						0
Ending balance, shares at Sep. 30, 2017	3,303,802
Ending balance, amount at Sep. 30, 2017	$ 330	$ 36,726	$ 9,353	$ 0	$ 174	$ 46,583